LAND USE RIGHT (Tables)	12 Months Ended
Dec. 31, 2014
Land Use Right [Abstract]
Schedule of Expected Amortization Expense of Land Use Rights

As of December 31, 2014, the expected amortization expense of the land use right for each of the next five years and thereafter as follows:

Year ending December 31,
2015	$6,692
2016	6,692
2017	6,692
2018	6,692
2019	6,692
Thereafter	246,135
$279,595